Fair Value Measurements and Valuation Processes	6 Months Ended
Jun. 30, 2018
Disclosure Of Fair Value Measurement [Abstract]
Fair Value Measurements and Valuation Processes

FAIR VALUE MEASUREMENTS AND VALUATION PROCESSES

The Group held certain financial instruments at fair value at 30 June 2018. The definitions and valuation techniques employed for these as at 30 June 2018 are consistent with those used at 31 December 2017 and disclosed in Note 23 on pages 161 to 164 of the 2017 Annual Report and Form 20-F:

-	Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
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Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include OTC derivatives.

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The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of interest free loans and an equity investment in an unquoted entity which is valued using the discounted cash flows of estimated future dividends.

While the carrying values of assets and liabilities at fair value have changed since 31 December 2017, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 has not materially changed. In accordance with the adoption of IFRS 9, as shown on page 38, the Group has reclassified £146 million from trade and other receivables to investments held at fair value. The values of level 1 assets and level 3 assets are not material to the Group and were £88 million and £150 million respectively at 30 June 2018 (30 June 2017: £26 million and £44 million respectively and 31 December 2017: £91 million and £16 million respectively).

Level 2 assets and liabilities are shown below.

	30.6.2018	30.6.2017	31.12.2017
	Level 2 £m	Level 2 £m	Level 2 £m
Assets at fair value
Derivatives relating to
– interest rate swaps	141	209	166
– cross-currency swaps	436	528	450
– forward foreign currency contracts	155	151	202
Assets at fair value	732	888	818
Liabilities at fair value
Derivatives relating to
– interest rate swaps	82	212	91
– cross-currency swaps	16	132	-
– forward foreign currency contracts	198	209	143
Liabilities at fair value	296	553	234

Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £47,527 million (30 June 2017: £21,718 million and 31 December 2017: £50,449 million). The value of other assets/liabilities held at amortised cost are not materially different from their fair values.